JPMorgan SmartRetirement® 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 93.4%
Alternative Assets — 3.7%
JPMorgan Realty Income Fund Class R6 Shares (a)	12,064	192,417

Fixed Income — 16.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	15,304	183,499
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	53,638	458,071
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,998	39,485
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	5,030	39,432
JPMorgan High Yield Fund Class R6 Shares (a)	15,011	109,730
JPMorgan Income Fund Class R6 Shares (a)	4,606	43,753

Total Fixed Income		873,970

International Equity — 31.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	20,869	428,449
JPMorgan International Equity Fund Class R6 Shares (a)	12,000	255,118
JPMorgan International Focus Fund Class R6 Shares (a)	20,456	546,376
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	18,909	389,717

Total International Equity		1,619,660

U.S. Equity — 41.8%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	11,805	433,376
JPMorgan Large Cap Value Fund Class R6 Shares (a)	2,776	53,489
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	739	56,231
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	942	27,664
JPMorgan Small Cap Value Fund Class R6 Shares (a)	797	26,869
JPMorgan U.S. Equity Fund Class R6 Shares (a)	23,894	521,852
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	11,598	426,444
JPMorgan Value Advantage Fund Class R6 Shares (a)	14,603	627,484

Total U.S. Equity		2,173,409

TOTAL INVESTMENT COMPANIES (Cost $3,493,513)		4,859,456

EXCHANGE-TRADED FUNDS — 4.7%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	638	61,352

Fixed Income — 1.4%
JPMorgan High Yield Research Enhanced ETF (a)	1,379	71,799

U.S. Equity — 2.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,250	109,627

TOTAL EXCHANGE-TRADED FUNDS (Cost $222,476)		242,778

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $27,755)	27,637	27,758

	Shares (000)
SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c) (Cost $87,780)	87,780	87,780

Total Investments — 100.3% (Cost $3,831,524)		5,217,772
Liabilities in Excess of Other Assets — (0.3)%		(16,627)

Net Assets — 100.0%		5,201,145

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,158	12/2021	EUR	53,977	(1,806)
FTSE 100 Index	434	12/2021	GBP	41,183	10
MSCI EAFE E-Mini Index	877	12/2021	USD	99,412	(4,706)
S&P 500 E-Mini Index	379	12/2021	USD	81,532	(2,775)

					(9,277)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$242,778	$—	$—	$242,778
Investment Companies	4,859,456	—	—	4,859,456
U.S. Treasury Obligations	—	27,758	—	27,758
Short-Term Investments
Investment Companies	87,780	—	—	87,780

Total Investments in Securities	$5,190,014	$27,758	$—	$5,217,772

Appreciation in Other Financial Instruments
Futures Contracts	$10	$—	$—	$10
Depreciation in Other Financial Instruments
Futures Contracts	(9,287)	—	—	(9,287)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(9,277)	$—	$—	$(9,277)

JPMorgan SmartRetirement® 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$69,027	$—	$8,272	$993	$(396)	$61,352	638	$421	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	120,598	8,201	16,446	625	(3,351)	109,627	1,250	255	—
JPMorgan Core Bond Fund Class R6 Shares (a)	193,285	1,018	9,917	(322)	(565)	183,499	15,304	1,018	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	484,600	3,088	27,336	(457)	(1,824)	458,071	53,638	3,088	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	42,904	484	3,050	(116)	(737)	39,485	4,998	484	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	457,971	17,538	5,967	(4)	(41,089)	428,449	20,869	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	42,957	783	3,234	(189)	(885)	39,432	5,030	783	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	402,560	40,348	9,917	6,393	(6,008)	433,376	11,805	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	116,931	1,325	8,264	568	(830)	109,730	15,011	1,326	—
JPMorgan High Yield Research Enhanced ETF (a)	80,061	—	7,898	12	(376)	71,799	1,379	841	—
JPMorgan Income Fund Class R6 Shares (a)	43,602	425	—	—	(274)	43,753	4,606	425	—
JPMorgan International Equity Fund Class R6 Shares (a)	274,989	—	18,173	1,141	(2,839)	255,118	12,000	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	569,418	24,029	27,210	4,647	(24,508)	546,376	20,456	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	409,904	—	18,028	2,221	(4,380)	389,717	18,909	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	163,936	205	104,951	(7,903)	2,202	53,489	2,776	205	—
JPMorgan Managed Income Fund Class L Shares (a)	1	—	1	—	— (b)	—	—	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	215,307	725	26,283	5,382	(2,714)	192,417	12,064	725	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	56,985	—	—	—	(754)	56,231	739	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	29,369	—	—	—	(1,705)	27,664	942	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	27,548	53	—	—	(732)	26,869	797	54	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	547,710	937	31,141	9,859	(5,513)	521,852	23,894	937	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c)	49,724	324,757	286,701	—	—	87,780	87,780	5	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	382,814	54,329	8,345	3,739	(6,093)	426,444	11,598	1,128	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	752,200	—	122,869	6,060	(7,907)	627,484	14,603	—	—

Total	$5,534,401	$478,245	$744,003	$32,649	$(111,278)	$5,190,014		$11,695	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2021.